Research and development expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development expenses
Labour	$ 5,834,938	$ 3,581,970	$ 1,971,945
Materials	4,311,686	3,393,295	2,763,355
Government grants	(632,104)	(1,409,229)	(304,914)
Research and development expenses	$ 9,514,520	$ 5,566,036	$ 4,430,386